Income Taxes - Schedule of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Balance	$ 709	$ 674
Additions based on tax positions	2	35
Reduction of tax positions from prior years	(414)	0
Balance	$ 297	$ 709